Supplement dated December 7, 2016 to the

CALAMOS® FAMILY OF  FUNDS Prospectuses for

Class A, B, and C and Class I and R, and the Statement of Additional Information,

each dated February 29, 2016, as supplemented on

March 14, 2016, June 10, 2016, July 1, 2016 and July 22, 2016

Effective July 1, 2016, John S. Koudounis is a Vice President and Thomas E. Herman is a Vice President and Chief Financial Officer of Calamos Investment Trust (the “Trust”). Effective immediately, R. Matthew Freund is a member of the investment teams managing certain series of the Trust, as noted below, as well as a Co-Chief Investment Officer of Calamos Advisors LLC (“Calamos Advisors”). Accordingly, the Prospectuses and Statement of Additional Information are hereby amended as follows:

The table listing the Growth and Income Fund’s portfolio managers on page 35 of the Class A, B and C Prospectus, and on page 34 of the Class I and R Prospectus is deleted and replaced with the following:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
David Kalis	1 year	SVP, Sr. Co-Portfolio Manager
Eli Pars	2.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	12 years	SVP, Sr. Co-Portfolio Manager
Joe Wysocki	1 year	SVP, Co-Portfolio Manager

The table listing the Global Growth and Income Fund’s portfolio managers on page 40 of the Class A, B and C Prospectus, and on page 38 of the Class I and R Prospectus is deleted and replaced with the following:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
David Kalis	1 year	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	3 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	12 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	3 years	SVP, Co-Portfolio Manager
Joe Wysocki	1 year	SVP, Co-Portfolio Manager

The table listing the Convertible Fund’s portfolio managers on page 45 of the Class A, B and C Prospectus, and on page 42 of the Class I and R Prospectus is deleted and replaced with the following:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	12 years	SVP, Sr. Co-Portfolio Manager
Joe Wysocki	1 year	SVP, Co-Portfolio Manager

The table listing the Total Return Bond Fund’s portfolio managers on page 50 of the Class A, B and C Prospectus, and on page 47 of the Class I and R Prospectus is deleted and replaced with the following:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	7 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	1 year	SVP, Sr. Co-Portfolio Manager
Jeremy Hughes	2.5 years	SVP, Co-Portfolio Manager
Chuck Carmody	since February 29, 2016	VP, Co-Portfolio Manager

The table listing the High Income Fund’s portfolio managers on page 54 of the Class A, B and C Prospectus, and on page 51 of the Class I and R Prospectus is deleted and replaced with the following:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	1 year	SVP, Sr. Co-Portfolio Manager
Jeremy Hughes	2.5 years	SVP, Co-Portfolio Manager
Chuck Carmody	since February 29, 2016	VP, Co-Portfolio Manager

The table listing the Global Convertible Fund’s portfolio managers on page 84 of the Class A, B and C Prospectus, and on page 81 of the Class I and R Prospectus is deleted and replaced with the following:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Eli Pars	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
Joe Wysocki	1 year	SVP, Co-Portfolio Manager

The “Portfolio Managers” section beginning on page 104 of the Class A, B and C Prospectus and on page 102 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and for CALAMOS ADVISORS: Founder, Chairman and Global Chief Investment Officer (“Global CIO”) since August 2016; Chairman and Global CIO since April 2016; Chairman, Chief Executive Officer and Global Co-CIO since April 2013; Chief Executive Officer and Global Co-CIO since August 2012; and Chief Executive Officer and Co-CIO prior thereto.

John P. Calamos, Jr. John P. Calamos, Jr., Co-Portfolio Manager of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time.

Chuck Carmody. Chuck Carmody joined CALAMOS ADVISORS in 2004 and since February 2016 is a Co-Portfolio Manager, as well as a Senior Fixed Income Trader. From January 2010 to February 2016 he was a Senior Trader.

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORS in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

R. Matthew Freund. R. Matthew Freund joined CALAMOS ADVISORS in November 2016 as a Co-CIO, Head of Fixed Income Strategies, as well as a Senior Co-Portfolio Manager. Previously, he was SVP of Investment Portfolio Management and Chief Investment Officer at USAA Investments since 2010.

Michael Grant. Michael Grant joined CALAMOS ADVISORS in September 2015 as a Global Economist — Long/Short Strategies and as a Senior Co-Portfolio Manager. Previously, he was Founder, CIO, and Portfolio Manager at Phineus Partners LP since 2002.

Jason Hill. Jason Hill joined CALAMOS ADVISORS in March 2004 and has been a Co-Portfolio Manager since June 2014. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORS in 2002 and since September 2015 is a Co-CIO, Head of Multi-Asset Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager. From March 2013 to September 2015 he was a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Jeremy Hughes. Jeremy Hughes joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Hughes was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2008.

David Kalis. David Kalis joined CALAMOS ADVISORS in February 2013 and has been a Co-CIO, Head of U.S. Growth Equity Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between March 2013 and September 2015 he was a Co-Portfolio Manager. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and has been a Co-CIO, Head of International and Global Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between August 2013 and September 2015 he was a Co-Portfolio Manager, Co-Head of Research. Between March 2013 and August 2013 he was a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

David O’Donohue. David O’Donohue joined CALAMOS ADVISORS in August 2014 and has been a Co-Portfolio Manager since September 2015. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O’Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 and has been Co-CIO, Head of Alternative Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

Michael Roesler. Michael Roesler joined CALAMOS ADVISORS in February 2014 as a Co-Portfolio Manager. Previously, he was a Lead Technology Sector Analyst for Small/Mid/Large/All Cap Growth Funds at Oak Ridge Investments since 2010. Prior thereto, Mr. Roesler was a Senior Equity Analyst Small and Mid Cap Growth Funds at Northern Trust Global Investments from 2008 to 2010.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Sr. Co-Portfolio Manager since September 2015. Previously, he was a Co-Portfolio Manager from August 2013 to September 2015; prior thereto he was a Co-Head of Research and Investments from July 2010 to August 2013. Between July 2002 and July 2010 he was a senior strategy analyst.

Joe Wysocki. Joe Wysocki joined CALAMOS ADVISORS in October 2003 and since March 2015 is a Co-Portfolio Manager. Previously, Mr. Wysocki was a sector head from March 2014 to March 2015. Prior thereto, he was a Co-Portfolio Manager from March 2013 to March 2014. Between February 2007 and March 2013 he was a senior strategy analyst.

The Funds’ statement of additional information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

The “Team Approach to Management” section beginning on page 105 of the Class A, B and C Prospectus, and on page 103 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

Team Approach to Management. CALAMOS ADVISORS employs a “team of teams” approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO’s team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of CALAMOS ADVISORS’ Investment Committee, made up of the Global CIO, the Co-CIO team, and the head of global trading and investment risk. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•	Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•	Promotes collaboration between teams; and

•	Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•	Inform the firm’s top-down macro view, market direction, asset allocation, and sector/country positioning.

•	Establish firm-wide secular and cyclical themes for review.

•	Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•	Review firm-wide, portfolio and individual security liquidity constraint.

•	Evaluate firm-wide and portfolio investment performance.

•	Evaluate firm-wide and portfolio hedging policies and execution.

•	Evaluate enhancements to the overall investment process.

John P. Calamos, Sr. is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Michael Grant, R. Matthew Freund, John Hillenbrand, David Kalis, Nick Niziolek, Eli Pars, and Jon Vacko are each Sr. Co-Portfolio Managers, and John P. Calamos Jr., Dennis Cogan, Jason Hill, Jeremy Hughes, David O’Donohue, Michael Roesler, Joe Wysocki, and Chuck Carmody are each Co-Portfolio Managers for the Funds for which each has been so designated.

The “Officers” section on page 31 of the Statement of Additional Information is hereby amended to include the following information about the new officers and to delete information pertaining to Nimish S. Bhatt:

Name and Age	Position with Trust	Principal Occupations
John S. Koudounis, 50	Vice President (since 2016)	Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Director, CAM (since 2016); President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.

Thomas E. Herman, 55	Vice President and Chief Financial Officer (since 2016)	Senior Vice President and Chief Financial Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Chief Financial Officer and Treasurer, Harris Associates (2010-2016).

The sixteenth paragraph in the “Investment Advisory Services” section beginning on page 39 of the Statement of Additional Information is deleted and replaced with the following paragraph:

Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose Class B super-majority voting shares are all owned by Calamos Partners LLC. John P. Calamos, Sr. owns a controlling interest in Calamos Family Partners, Inc., which owns Calamos Partners LLC. In connection with the formation of Calamos Partners LLC, John S. Koudounis has received profits and equity interests in Calamos Partners LLC. In addition, Mr. Koudounis has the option to purchase a controlling interest in Calamos Partners LLC upon the death or permanent disability of John P. Calamos, Sr., provided Mr. Koudounis is then serving as Chief Executive Officer of Calamos Asset Management, Inc. and Calamos Investments, LLC. John P. Calamos, Sr. is an affiliated person of the Funds and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of Calamos Advisors. John S. Koudounis, Robert F. Behan, Thomas E. Herman, J. Christopher Jackson and Curtis Holloway are affiliated persons of the Funds and Calamos Advisors by virtue of their positions as Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; and Treasurer of the Fund, respectively, and as Chief Executive Officer; President and Head of Global Distribution; Senior Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; and Vice President of Calamos Advisors, respectively.

The “Team Approach to Management” section beginning on page 46 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TEAM APPROACH TO MANAGEMENT

Calamos Advisors employs a “team of teams” approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO’s team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross team collaboration results in what we call our Team of Teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors’ Investment Committee, made up of the Global CIO, the Co-CIO team, and the head of global trading and investment risk. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•	Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•	Promotes collaboration between teams; and

•	Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•	Inform the firm’s top-down macro view, market direction, asset allocation, and sector/country positioning.

•	Establish firm-wide secular and cyclical themes for review.

•	Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•	Review firm-wide, portfolio and individual security liquidity constraint.

•	Evaluate firm-wide and portfolio investment performance.

•	Evaluate firm-wide and portfolio hedging policies and execution.

•	Evaluate enhancements to the overall investment process.

John P. Calamos, Sr. is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Michael Grant, R. Matthew Freund, John Hillenbrand, David Kalis, Nick Niziolek, Eli Pars, and Jon Vacko are each Sr. Co-Portfolio Managers, and John P. Calamos Jr., Dennis Cogan, Jason Hill, Jeremy Hughes, David O’Donohue, Michael Roesler, Joe Wysocki, and Chuck Carmody are each Co-Portfolio Managers for the Funds for which each has been so designated.

The Global CIO, Sr. Co-Portfolio Managers and Co-Portfolio Managers also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of October 31, 2015 is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2015

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos, Sr.	29	20,465,479,064	9	827,819,239	1,813	1,731,981,241
John Hillenbrand	25	16,554,424,319	9	827,819,239	1,813	1,731,981,241
Jon Vacko	25	16,554,424,319	9	827,819,239	1,813	1,731,981,241
Dennis Cogan	11	7,645,384,160	7	680,975,334	1,813	1,731,981,241
Nick Niziolek	11	7,645,384,160	7	680,975,334	1,813	1,731,981,241
Eli Pars	20	16,138,246,897	7	680,975,334	1,813	1,731,981,241
David Kalis	15	13,072,065,303	6	630,815,046	1,813	1,731,981,241
Jeremy Hughes	7	6,089,757,546	1	12,239,755	0	—
Jason Hill	2	3,789,954,814	0	—	0	—
Michael Roesler	6	4,137,689,032	2	146,843,905	0	—
David O’Donohue	2	3,789,954,814	0	—	0	—
Joe Wysocki	11	10,078,781,742	5	496,210,896	1,813	1,731,981,241
Michael Grant	3	94,376,786	1	4,447,904	0	—
Chuck Carmody	2	196,164,404	0	—		—
R. Matthew Freund (1)	0	—	0	—	0	—

As of October 31, 2015, the accounts listed below include an advisory fee that is based on performance of the account.

NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE BASED AS OF OCTOBER 31, 2015

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos, Sr.	2	799,806,374	0	—	0	—
John Hillenbrand	2	799,806,374	0	—	0	—
Jon Vacko	2	799,806,374	0	—	0	—
Dennis Cogan	2	799,806,374	0	—	0	—
Nick Niziolek	2	799,806,374	0	—	0	—
Eli Pars	2	799,806,374	0	—	0	—
David Kalis	1	192,390,005	0	—	0	—
Jeremy Hughes	0	—	0	—	0	—
Jason Hill	0	—	0	—	0	—
Michael Roesler	0	—	0	—	0	—
David O’Donohue	0	—	0	—	0	—
Joe Wysocki	0	—	0	—	0	—
Michael Grant	0	—	1	4,447,904	0	—
Chuck Carmody	0	—	0	—	0	—
R. Matthew Freund (1)	0	—	0	—	0	—

(1)	R. Matthew Freund is added to Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Income Fund and Global Convertible Fund effective immediately, and the information for Mr. Freund in the above tables is as of October 31, 2016.

Each Co-Portfolio Manager may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Co-Portfolio Manager or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

The Funds’ Co-Portfolio Managers are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to Calamos Advisors’ Chief Compliance Officer on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Co-Portfolio Managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Co-Portfolio Manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Co-Portfolio Managers from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of December 31, 2015, John P. Calamos, Sr., our Global CIO, as well as John P. Calamos, Jr., receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary. Similarly, there is a target for Long-Term Incentive (“LTI”) awards and that target is also set at a percentage of the respective base salaries.

As of December 31, 2015, Dennis Cogan, Jason Hill, John Hillenbrand, Jeremy Hughes, David Kalis, Nick Niziolek, David O’Donohue, Eli Pars, Michael Roesler, Jon Vacko, and Joe Wysocki receive all of their compensation from Calamos Advisors, and Michael Grant receives all of his compensation from Calamos Advisors and its affiliates. These individuals each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards. Each of these individuals has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these individuals is also eligible for discretionary LTI awards based on individual and collective performance, however these awards are not guaranteed from year to year. LTI awards consist of restricted stock units, fund shares and fund share units, or a combination of (i) restricted stock units, (ii) fund shares and fund share units and/or (iii) stock options. Additionally, Messrs. Hillenbrand, Kalis and Pars have each been granted additional deferred bonus and compensation awards. In addition to the forms of compensation described above, Mr. Grant is also eligible to receive certain amounts proportionate to advisory fees received from certain other accounts (including certain accounts that pay performance based compensation) for which he provides portfolio manager services, as well as amounts to be determined based on asset levels within certain future accounts (excluding the Funds), subject to various conditions. The existence of these payments could create a conflict of interest with regard to Mr. Grant’s allocation of investment opportunities among the accounts for which he acts as portfolio manager. Calamos Advisors has in place policies and procedures reasonably designed to mitigate such conflicts of interest. As of November 2016, R. Matthew Freund receives all of his compensation from Calamos Advisors. Mr. Freund’s compensation consists of base salary, annual cash incentive consisting of a short-term cash incentive and a long-term incentive payable either in cash or equity. Mr. Freund’s total compensation consisting of base salary and minimum annual short-term cash and long-term incentive are guaranteed through 2018. Mr. Freund’s base salary is guaranteed through March 31, 2019.

The amounts paid to all Co-Portfolio Managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Co-Portfolio Managers’ compensation structure does not differentiate between the Funds and other accounts managed by the Co-Portfolio Managers, and is determined on an overall basis, taking into consideration annually the performance of the various strategies managed by the Co-Portfolio Managers. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors. All Co-Portfolio Managers are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units which vest over periods of time. Unless terminated early, the stock options have a ten-year term. Grants of restricted stock units and stock options must generally be approved by the Compensation Committee of the Board of Directors of Calamos Asset Management, Inc.

The compensation structure described above is also impacted by additional corporate objectives set by the Board of Directors of Calamos Asset Management, Inc., which for 2015 included investment performance, as measured annually by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; distribution effectiveness, as measured by redemption rates and net sales in products that are open to new investors; and financial performance, as measured by operating earnings and margin.

As of November 2, 2015 the portfolio managers held the following amounts in the Funds:

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	$100,001-$500,000	None	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000
Jon Vacko	None	$100,001-$500,000	$10,001-$50,000	None	None
John Hillenbrand	$100,001-$500,000	$100,001-$500,000	None	None	None
Eli Pars	None	$10,001-$50,000	None	None	None
Dennis Cogan	None	None	None	None	None
Nick Niziolek	$10,001-$50,000	None	None	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Jason Hill	$10,001-$50,000	None	None	None	$10,001-$50,000
Joe Wysocki	None	$50,001-$100,000	None	None	None
Michael Roesler	None	None	None	None	None
David O’Donohue	$1-$10,000	None	None	None	None
Michael Grant	None	None	None	None	None
Chuck Carmody	None	None	None	None	$1-$10,000
R. Matthew Freund (2)	None	None	None	None	None

	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	MARKET NEUTRAL INCOME FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,001-$500,000	Over $1,000,000
John P. Calamos, Jr.	$100,001-$500,000	None	$100,001-$500,000	$50,001-$100,000	$500,001-$1,000,000
Jon Vacko	$100,001-$500,000	$100,001-$500,000	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000
John Hillenbrand	$100,001-$500,000	$100,001-$500,000	None	$100,001-$500,000	None
Eli Pars	$10,001-$50,000	None	None	$50,001-$100,000	$100,001-$500,000
Dennis Cogan	$100,001-$500,000	$1-$10,000	$1-$10,000	None	None
Nick Niziolek	$10,001-$50,000	$50,001-$100,000	$50,001-$100,000	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Jason Hill	None	None	$10,001-$50,000	$10,001-$50,000	$100,001-$500,000
Joe Wysocki	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$100,001-$500,000	None
Michael Roesler	None	None	None	None	None
David O’Donohue	None	None	$1-$10,000	$10,001-$50,000	$10,001-$50,000
Michael Grant	None	None	None	None	None
Chuck Carmody	None	None	$1-$10,000	None	$1-$10,000
R. Matthew Freund (2)	None	None	None	None	None

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.(1)	$100,001-$500,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	$50,001-$100,000	$50,001-$100,000	$100,001-$500,000	$10,001-$50,000	$10,001-$50,000
Jon Vacko	None	$10,001-$50,000	$100,001-$500,000	None	None
John Hillenbrand	None	None	$100,001-$500,000	None	None
Eli Pars	None	None	None	None	None
Dennis Cogan	$10,001-$50,000	None	$10,001-$50,000	None	None
Nick Niziolek	None	None	$10,001-$50,000	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	$10,001-$50,000	None	None	None	None
Jason Hill	None	None	$10,001-$50,000	None	None
Joe Wysocki	None	None	$50,001-$100,000	None	None
Michael Roesler	None	None	None	None	None
David O’Donohue	None	None	None	None	None
Michael Grant	None	None	None	None	None
Chuck Carmody	$100,001-$500,000	$10,001-$50,000	None	None	None
R. Matthew Freund (2)	None	None	None	None	None

	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND	GLOBAL CONVERTIBLE FUND*	HEDGED EQUITY INCOME FUND*
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	$100,001-$500,000	None	None	None
Jon Vacko	None	None	None	None
John Hillenbrand	None	None	None	None
Eli Pars	None	$1-$10,000	$50,001-$100,000	$100,001-$500,000
Dennis Cogan	None	None	None	None
Nick Niziolek	None	$10,001-$50,000	None	None
David Kalis	None	None	None	None
Jeremy Hughes	None	None	None	None
Jason Hill	None	None	$10,001-$50,000	$10,001-$50,000
Joe Wysocki	None	None	None	None
Michael Roesler	None	None	None	None
David O’Donohue	None	None	$10,001-$50,000	$10,001-$50,000
Michael Grant	None	None	None	None
Chuck Carmody	None	None	None	None
R. Matthew Freund (2)	None	None	None	None

*	Launched December 31, 2014
(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.
(2)	Information for R. Matthew Freund is as of October 31, 2016.

Please retain this supplement for future reference.

MFSPT6 12/16